Debt - Schedule of debt (Details) - Adagio Medical Inc - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt
Total outstanding debt	$ 48,954	$ 38,268	$ 9,500
October 2022 Convertible Notes
Debt
Total outstanding debt	12,811	12,561	$ 9,500
April 2023 Convertible Notes
Debt
Total outstanding debt	14,871	14,757
November 2023 Convertible Notes
Debt
Total outstanding debt	7,998	9,112
February 2024 Convertible Notes
Debt
Total outstanding debt	6,783
Silicon Valley Bank Term Loan
Debt
Total outstanding debt	$ 990	$ 1,838